6 INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal and state			$ (355,243)	$ 60,040
Foreign			96,357	0
Total current provision			(258,886)	60,040
Deferred:
Federal and state			(3,488,960)	(979,006)
Foreign			0	0
Valuation allowance			0	790,506
Total deferred benefit			(3,488,960)	(188,500)
Total provision (benefit) for income taxes	$ 0	$ 2,020	$ (3,747,846)	$ (128,460)